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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number   811-21753
                                  ----------------------------------------------

                         Church Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

301 Oxford Valley Road, Suite 801B       Yardley, Pennsylvania         19067
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)

                                  Christy Oeth

Church Capital  Management, LLC   301 Oxford Valley Road   Yardley, PA 19067
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 321-1900
                                                     ---------------------------

Date of fiscal year end:        November 30, 2006
                          ------------------------------------

Date of reporting period:       August 31, 2006
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
================================================================================
        SHARES    COMMON STOCKS -- 87.6%                              VALUE
--------------------------------------------------------------------------------
                  CONSUMER DISCRETIONARY -- 7.6%
         7,000    Bed Bath & Beyond, Inc.(a)                     $     236,110
         4,000    Gannett Co., Inc.                                    227,400
        22,000    Lowe's Cos., Inc.                                    595,320
        60,000    Time Warner, Inc.                                    997,200
                                                                 -------------
                                                                     2,056,030
                                                                 -------------
                  CONSUMER STAPLES -- 2.5%
        30,000    Coca-Cola Enterprises, Inc.                          669,000
                                                                 -------------

                  ENERGY -- 10.8%
         5,000    Baker Hughes, Inc.                                   355,900
        22,000    Cimarex Energy Co.                                   842,600
        23,000    Nabors Industries Ltd.(a)                            756,240
        14,000    Royal Dutch Shell PLC - Class A - ADR                965,160
                                                                 -------------
                                                                     2,919,900
                                                                 -------------
                  FINANCIALS -- 10.7%
        16,000    Bank of America Corp.                                823,520
        21,500    Citigroup, Inc.                                    1,061,025
        18,500    Wachovia Corp.                                     1,010,655
                                                                 -------------
                                                                     2,895,200
                                                                 -------------
                  HEALTHCARE -- 19.4%
        17,500    Amgen, Inc.(a)                                     1,188,775
        14,000    Baxter International, Inc.                           621,320
        14,000    Beckman Coulter, Inc.                                766,780
        16,000    Biogen Idec, Inc.(a)                                 706,240
        22,000    Biomet, Inc.                                         719,620
        14,000    Johnson & Johnson                                    905,240
        18,750    PerkinElmer, Inc.                                    345,563
                                                                 -------------
                                                                     5,253,538
                                                                 -------------
                  INDUSTRIALS -- 16.8%
        45,000    General Electric Co.                               1,532,700
        26,000    Honeywell International, Inc.                      1,006,720
        22,500    Ingersoll-Rand Co. Ltd.                              855,450
        10,000    Pentair, Inc.                                        299,000
        18,000    Raytheon Co.                                         849,780
                                                                 -------------
                                                                     4,543,650
                                                                 -------------

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
        SHARES    COMMON STOCKS -- 87.6% (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
                  INFORMATION TECHNOLOGY -- 15.8%
        17,500    Activision, Inc.(a)                            $     225,750
        20,000    Agilent Technologies, Inc.(a)                        643,200
        40,000    Corning, Inc.(a)                                     889,600
        10,000    Electronic Arts, Inc.(a)                             509,700
        23,000    Intel Corp.                                          449,420
        26,000    Maxim Integrated Products, Inc.                      756,600
        25,000    Texas Instruments, Inc.                              814,750
                                                                 -------------
                                                                     4,289,020
                                                                 -------------
                  MATERIALS -- 4.0%
        18,500    Alcoa, Inc.                                          528,915
        15,000    Dow Chemical Co. (The)                               571,950
                                                                 -------------
                                                                     1,100,865
                                                                 -------------

                  TOTAL COMMON STOCKS (Cost $23,705,105)         $  23,727,203
                                                                 -------------


================================================================================
     PAR VALUE    REPURCHASE AGREEMENTS -- 12.8%                      VALUE
--------------------------------------------------------------------------------
 $   3,474,038    U.S. Bank N.A., 4.75%, dated 08/31/06,
                   due 09/01/06 repurchase proceeds:
                   $3,474,497 (Cost $3,474,038)                  $   3,474,038
                                                                 -------------

                  TOTAL INVESTMENTS AT VALUE -- 100.4%
                   (Cost $27,179,143)                            $  27,201,241

                  LIABILITIES IN EXCESS OF OTHER ASSETS
                   -- (0.4%)                                          (124,631)
                                                                 -------------

                  NET ASSETS -- 100.0%                           $  27,076,610
                                                                 =============

           (a) Non-income producing security.

         ADR - American Depositary Receipt

See accompanying notes to Schedule of Investments.

CHURCH CAPITAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)
================================================================================
     PAR VALUE    COMMERCIAL PAPER -- 88.7%                           VALUE
--------------------------------------------------------------------------------
 $   2,000,000    AIG Funding Corp., 5.23%, 09/20/06             $   1,994,479
     2,000,000    American Express Co., 5.29%, 09/01/06              2,000,000
     2,000,000    American General Finance Corp., 5.30%,
                   09/05/06                                          1,998,822
     2,000,000    American Honda Motor Co., Inc., 5.30%,
                   09/06/06                                          1,998,528
     1,800,000    Brown-Forman, Inc., 5.32%, 09/05/06                1,798,936
     2,000,000    Chevron Corp., 5.26%, 09/07/06                     1,998,247
     2,000,000    Citigroup, Inc., 5.24%, 09/18/06                   1,995,051
     2,000,000    Emerson Electric, Inc., 5.20%, 09/05/06            1,998,844
     2,000,000    Governor & Co. of the Bank of Ireland,
                   5.13%, 09/11/06                                   1,997,148
     2,000,000    Hitachi Ltd., 5.32%, 09/28/06                      1,992,020
     2,000,000    HSBC Finance Corp., 5.26%, 09/12/06                1,996,786
     1,600,000    ING America, Inc., 5.30%, 10/18/06                 1,588,929
     2,000,000    International Lease Finance Corp., 5.24%,
                   10/10/06                                          1,988,647
     2,000,000    LaSalle Bank N.A., 5.22%, 09/18/06                 1,995,070
     2,000,000    MassMutual Corp., 5.23%, 09/26/06                  1,992,736
     2,000,000    National Rural Utilities Cooperative Finance
                   Corp., 5.35%, 09/05/06                            1,998,811
     2,000,000    Nestle Capital Corp., 5.21%, 09/21/06              1,994,211
     1,500,000    Prudential Funding Corp., 5.23%, 09/15/06          1,496,949
     2,000,000    Sharp Electronics Corp., 5.24%, 10/02/06           1,990,976
     2,000,000    Southern Co., 5.24%, 09/18/06                      1,995,051
     2,100,000    Sysco Corp., 5.30%, 09/11/06                       2,096,908
     2,000,000    Toyota Motor Corp., 5.24%, 10/03/06                1,990,684
                                                                 -------------

                  TOTAL COMMERCIAL PAPER (Cost $42,897,833)      $  42,897,833
                                                                 -------------


================================================================================
     PAR VALUE    REPURCHASE AGREEMENTS -- 11.7%                      VALUE
--------------------------------------------------------------------------------
 $   5,673,393    U.S. Bank N.A., 4.75%, dated 08/31/06,
                   due 09/01/06 repurchase proceeds:
                   $5,674,142 (Cost $5,673,393)                  $   5,673,393
                                                                 -------------

                  TOTAL INVESTMENTS AT VALUE -- 100.4%
                   (Cost $48,571,226)                            $  48,571,226

                  LIABILITIES IN EXCESS OF OTHER ASSETS
                   -- (0.4%)                                          (201,264)
                                                                 -------------

                  NET ASSETS -- 100.0%                           $  48,369,962
                                                                 =============

See accompanying notes to Schedule of Investments.

CHURCH CAPITAL INVESTMENT TRUST

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2006 (UNAUDITED)


1.   SECURITIES VALUATION

The Church Capital Value Trust values its portfolio securities as of the end of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded on NASDAQ are generally valued by the pricing service at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the investment adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Board") of the Church Capital Investment Trust. Short-term investments with maturities of less than 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The Church Capital Money Market Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value.


2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of August 31, 2006:

                                                          Church Capital
                                     Church Capital        Money Market
                                       Value Trust             Fund
                                    ----------------     ----------------

Cost of portfolio investments          $ 27,184,622         $ 48,571,226
                                    ================     ================

Gross unrealized appreciation          $    903,285         $         --

Gross unrealized depreciation              (886,666)                  --
                                    ----------------     ----------------

Net unrealized appreciation            $     16,619         $         --
                                    ================     ================


The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for the Church Capital Value Trust is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Church Capital Investment Trust
            --------------------------------------------------------------



By (Signature and Title)*    /s/ Gregory A. Church
                           -----------------------------------------------------

                           Gregory A. Church, President

Date          October 4, 2006
      ----------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Gregory A. Church
                           -----------------------------------------------------

                           Gregory A. Church, President

Date          October 4, 2006
      ----------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           -----------------------------------------------------

                           Mark J. Seger, Treasurer

Date          October 4, 2006
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.